Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
NOTE 12 -	INCOME TAXES

a.	Composition:

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Current	-	804	2,166
For previous year	11,404	-	-
Deferred	(160)	2,216	2,236

	11,244	3,020	4,402

b.	Principle tax laws applicable the major Group companies in their country of residence:

1.	Israel:

a)	Corporate tax rate applicable to companies in Israel in 2017 and 2018 is 24% and 23% respectively (in 2016 was 25% and in 2015 - 26.5%).

b)	As from January 1, 2003, certain statutory provisions came into force and effect, concerning, among other things, the tax reform in Israel in respect of the following:

1)	(a)	Taxation of profits of foreign companies considered as Controlled Foreign Companies (“CFC”), if all the following conditions are met: (i) its shares or its rights on it are not listed in a stock exchange, however if they are partly listed, then less than 30% of the shares or of the rights of the company were offered to the public (ii) majority of revenues thereof are passive, as same is defined by law, or majority of profits thereof derive from passive revenues; (iii) the tax rate applying to the passive profits thereof in their country of residence does not exceed 20%; and (iv) more than 50% of the means of control therein are held, directly or indirectly, by Israeli residents. In accordance with the statutory provisions, a controlling shareholder in those companies having unpaid profits, as defined by law, is deemed to have been distributed as a dividend representing its respective share in such profits (“Deemed Dividend”).

(b)	Taxation of a dividend received in Israel, out of profits generated or accrued abroad, as well as a dividend originating abroad.

A Deemed Dividend and/or the distribution of dividends, as stated, will be subject to a tax rate of 25%, less withholding taxes which would have been paid abroad in respect of such dividend, had it in fact been distributed. Each Israeli resident company has the right to elect, at its sole discretion, to be assessed according to the Israeli corporate tax rate less taxes payable abroad in respect of these profits (including under certain circumstances taxes payable by a company held by the distributing company), as the case may be.

2)	Capital gain from the realization of assets which were acquired subsequent to January 1, 2003 will be taxed at a rate of 25%. Capital gain for assets which were acquired before January 1, 2003, will be taxed at a rate of 25% for the portion of the gain relating to the period subsequent to this date up to the realization date and corporate tax rate for the portion of the gain relating to the period from the acquisition date up to January 1, 2003.

3)	Method of loss offsetting - regarding business losses, capital losses, passive losses, marketable securities losses and CFC losses.

2.	The Netherlands:

a)	Companies resident in the Netherlands are subject to corporate income tax at the general rate of 25%. The first EUR 200,000 of profits is taxed at a rate of 20%. Tax losses may be carried backwards for one year and carried forward for nine years.

b)	The Dutch participation exemption gives a full exemption from corporation tax applies to benefits such as dividends and capital gains derived from a qualifying participation. The participation exemption generally applies if the parent Company holds at least 5 percent of the shares in the participation. The requirements to meet the participation exemption are as follows:

1.	The parent Company has an interest of at least 5 percent in the participation; and

2.	At least one of the following three tests is met:

a)	The parent Company’s objective with respect to its participation is to obtain a return that is higher than a return that may be expected from normal active asset management (“Motive Test”); or

b)	The participation is subject to a “reasonable taxation” according to Dutch tax standards (“Subject-to-Tax Test”); or

c)	The direct and indirect assets of the participation generally consist of less than 50 percent of ‘low taxed free passive investments’ (“Asset Test”).

d)	Dividend distributions from a Netherlands company to qualifying Israeli corporate shareholders holding at least 25% of the shares of such Netherlands company is subject to withholding tax at a rate of 5% provided certain compliance related formalities have been satisfied.

c.	Effective tax rate:

The following is reconciliation between the income tax expenses computed on the pretax income at the ordinary tax rates applicable for the Company (“the theoretical tax”) and the tax amount included in the consolidated statement of operations:

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Profit (loss) before income taxes	(237,534)	(316,961)	(366,751)

Israeli company’s statutory tax rate (%)	24	25	26.5

The theoretical tax	(57,008)	(79,241)	(97,189)
Differences in tax burden in respect of:
Exempt income, net of unrecognized expenses	11,139	673	9,991
Prior-year losses for which deferred taxes had not previously been recorded, including utilization	(940)	(2,873)	(17,805)
Losses and other timing differences for which deferred taxes had not been recorded	39,272	60,545	104,115
The effect of different measurement principles applied for the financial statements and those applied for income tax purposes (including exchange differences)	5,330	(1,493)	7,457
Differences in tax rates on income of foreign subsidiaries	(2,034)	11,830	(13,916)
The Group’s share in results of associated companies	4,849	13,579	11,620
Taxes for prior years	11,404	-	-
Other differences, net	(768)	-	129

	11,244	3,020	4,402

d.	Carry forward losses and deductions:

As of December 31, 2016, the Group companies had accumulated tax losses and deductions amounting to NIS 1,207 million, which may be utilized in the coming years against taxable income at rates ranging from 12.5% to 35% depending on the country of residence. The realization of the carry-forward losses is subject to taxable income available in those periods when these losses are deductible.

Tax laws in respect of certain Group subsidiaries operating outside of Israel have set a time limitation on the utilization of losses. Accordingly, the right to utilize carry-forward losses in the amount of NIS 1,207 million, against taxable income, will gradually expire over the following years:

December 31
2017
(in thousand NIS)

2018	3,339
2019	26,157
2020	47,601
2021 and thereafter	805,601

882,698

e.	Deferred income taxes:

1.	Composition:

	Year ended December 31, 2017
	Balance as of January 1, 2017	Charge to profit and loss account	Deconsolidation (*)	Foreign currency translation adjustments	Balance as of December 31, 2017
	NIS in thousands

Differences between book value of property, plant and equipment and value for income tax purposes	(92,472)	-	92,472	-	-
Temporary difference associated with investment in subsidiaries	(7,216)	7,216	-	-	-
Timing differences - income and expenses	(8,654)	1,880	-	291	(6,483)
Carry forward tax losses and deductions	15,400	(8,936)	-	19	6,483

Net deferred taxes	(92,942)	160	92,472	310	-

(*) See Note 19.

	Year ended December 31, 2016
	Balance as of January 1, 2016	Charge to profit and loss account	Charged to revaluation reserve	Foreign currency translation adjustments	Balance as of December 31, 2016
	NIS in thousands

Differences between book value of property, plant and equipment and value for income tax purposes	(82,990)	1,319	(17,046)	6,245	(92,472)
Temporary difference associated with investment in subsidiaries	-	(7,216)	-	-	(7,216)
Timing differences - income and expenses	(15,969)	6,721	(319)	913	(8,654)
Carry forward tax losses and deductions	17,900	(425)	-	(2,075)	15,400

Net deferred taxes	(81,059)	399	(17,365)	5,083	(92,942)

2.	The Group did not record deferred tax assets in respect of the following items:

	December 31,
	2017	2016
	NIS in thousands

Timing differences - income and expenses	1,429	1,602
Carry forward tax losses and deductions	271,542	270,882

	272,971	272,484

f.	Final tax assessments:

The Company and certain Israeli subsidiaries have received final tax assessments, through 2010. Currently the Company is discussing the tax assessments for the years 2011-2014. Certain foreign group companies have received final tax assessments while others have not been assessed since incorporation.